Income Taxes - Components of income tax expense (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Current:
U.S. State	$ 5,166
Non-U.S.	15,910
Current Income Tax	21,076
Total income tax expense	$ 21,076